Nature of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Nature of Business

iBio, Inc. and Subsidiaries (“iBio” or the “Company”) is a biotechnology company focused on the commercialization of its proprietary plant-based protein expression technologies for vaccines and therapeutic proteins and on developing and commercializing select biopharmaceutical product candidates. The advantages of iBio’s technology include reduced production time, capital and operating costs for biopharmaceuticals and the ability to manufacture therapeutic proteins that are difficult or commercially infeasible to produce with conventional methods.

iBio was established as a public company in August 2008 as the result of a spin-off from Integrated BioPharma, Inc. The Company operates in one business segment under the direction of its Executive Chairman. The Company’s wholly-owned and majority-owned subsidiaries are as follows:

iBioDefense Biologics LLC (“iBioDefense”) – iBioDefense, a wholly-owned subsidiary, is a Delaware limited liability company formed in July 2013 to explore development and commercialization of defense-specific applications of the Company’s proprietary technology. iBioDefense did not commence any business activities and was dissolved on June 10, 2016.

iBio Peptide Therapeutics LLC (“iBio Peptide”) – iBio Peptide, a wholly-owned subsidiary, is a Delaware limited liability company formed in November 2013. iBio Peptide did not commence any business activities and was dissolved on June 9, 2016.

iBIO DO BRASIL BIOFARMACÊUTICA LTDA. (“iBio Brazil”) – iBio Brazil is a subsidiary organized in Brazil in which the Company has a 99% interest. iBio Brazil was formed to manage and expand the Company’s business activities in Brazil. The activities of iBio Brazil are intended to include coordination and expansion of the Company’s existing relationship with Fundacao Oswaldo Cruz/Fiocruz (“Fiocruz”) beyond the current Yellow Fever Vaccine program (see Note 7) and development of additional products with private sector participants for the Brazilian market. iBio Brazil commenced operations during the first quarter of the fiscal year ended June 30, 2015.

iBio Manufacturing LLC (“iBio Manufacturing”) – iBio Manufacturing, a wholly-owned subsidiary, is a Delaware limited liability company formed in November 2015. iBio Manufacturing has not commenced any activities to date.

iBio CMO LLC (“iBio CMO”) – iBio CMO is a Delaware limited liability company formed on December 16, 2015 to develop and manufacture plant-made pharmaceuticals. As of December 31, 2015, the Company owned 100% of iBio CMO. On January 13, 2016, the Company entered into a contract manufacturing joint venture with an affiliate of Eastern Capital Limited (“Eastern”), a stockholder of the Company (the “Eastern Affiliate”). The Eastern Affiliate contributed $15 million in cash for a 30% interest in iBio CMO. The Company retained a 70% interest in iBio CMO and contributed a royalty bearing license which grants iBio CMO a non-exclusive license to use the Company’s proprietary technologies for research purposes and an exclusive U.S. license for manufacturing purposes. The Company retained the exclusive right to grant product licenses to those who wish to sell or distribute products made using the Company’s technologies.

On February 23, 2017, the Company entered into an exchange agreement with the Eastern Affiliate, pursuant to which the Company acquired substantially all of the interest in iBio CMO held by the Eastern Affiliate in exchange for one share of the Company’s iBio CMO Preferred Tracking Stock, par value $0.001 per share. After giving effect to the transaction, the Company owns 99.99% of iBio CMO. See Note 9 for a further discussion.

iBio CMO’s operations take place in Bryan, Texas in a facility controlled by another affiliate of Eastern (the “Second Eastern Affiliate”) as sub-landlord. The facility is a 139,000 square foot Class A life sciences building on the campus of Texas A&M University, designed and equipped for plant-made manufacture of biopharmaceuticals. The Second Eastern Affiliate granted iBio CMO a 34-year sublease for the facility as well as certain equipment (see Note 8). Commercial operations commenced in January 2016. iBio CMO expects to operate on the basis of three parallel lines of business: (1) Development and manufacturing of third party products; (2) Development and production of iBio’s proprietary product(s) for treatment of fibrotic diseases; and (3) Commercial technology transfer services.

1.	Nature of Business

iBio, Inc. and Subsidiaries (“iBio” or the “Company”) is a biotechnology company focused on the commercialization of its proprietary plant-based protein expression technologies for vaccines and therapeutic proteins and on developing and commercializing select biopharmaceutical product candidates. The advantages of iBio’s technology include reduced production time, capital and operating costs for biopharmaceuticals and the ability to manufacture therapeutic proteins that are difficult or commercially infeasible to produce with conventional methods.

iBio was established as a public company in August 2008 as the result of a spinoff from Integrated BioPharma, Inc. The Company operates in one business segment under the direction of its Executive Chairman. The Company’s wholly-owned and majority-owned subsidiaries are as follows:

iBioDefense Biologics LLC (“iBioDefense”) – iBioDefense, a wholly-owned subsidiary, is a Delaware limited liability company formed in July 2013 to explore development and commercialization of defense-specific applications of the Company’s proprietary technology. iBioDefense did not commence any business activities and was dissolved on June 10, 2016.

iBio Peptide Therapeutics LLC (“iBio Peptide”) – iBio Peptide, a wholly-owned subsidiary, is a Delaware limited liability company formed in November 2013. iBio Peptide did not commence any business activities and was dissolved on June 9, 2016.

iBIO DO BRASIL BIOFARMACÊUTICA LTDA. (“iBio Brazil”) – iBio Brazil is a subsidiary organized in Brazil in which the Company has a 99% interest. iBio Brazil was formed to manage and expand the Company’s business activities in Brazil. The activities of iBio Brazil are intended to include coordination and expansion of the Company’s existing relationship with Fundacao Oswaldo Cruz/Fiocruz (“Fiocruz”) beyond the current Yellow Fever Vaccine program (see Note 8) and development of additional products with private sector participants for the Brazilian market. iBio Brazil commenced operations during the first quarter of the fiscal year ended June 30, 2015.

iBio Manufacturing LLC (“iBio Manufacturing”) – iBio Manufacturing, a wholly-owned subsidiary, is a Delaware limited liability company formed in November 2015. iBio Manufacturing has not commenced any activities to date.

iBio CMO LLC (“iBio CMO”) – iBio CMO is a Delaware limited liability company formed on December 16, 2015 to develop and manufacture plant-made pharmaceuticals. As of December 31, 2015, the Company owned 100% of iBio CMO. On January 13, 2016, the Company entered into a contract manufacturing joint venture with an affiliate of Eastern Capital Limited (“Eastern”), a stockholder of the Company (the “Eastern Affiliate”). The Eastern Affiliate contributed $15 million in cash for a 30% interest in iBio CMO. The Company retained a 70% interest in iBio CMO and contributed a royalty bearing license which grants iBio CMO a non-exclusive license to use the Company’s proprietary technologies for research purposes and an exclusive U.S. license for manufacturing purposes. The Company retained the exclusive right to grant product licenses to those who wish to sell or distribute products made using the Company’s technologies.

iBio CMO’s operations take place in Bryan, Texas in a facility controlled by another affiliate of Eastern (the “Second Eastern Affiliate”) as sublandlord. The facility is a 139,000 square foot Class A life sciences building on the campus of Texas A&M University, designed and equipped for plant-made manufacture of biopharmaceuticals. The Second Affiliate granted iBio CMO a 34-year sublease for the facility as well as certain equipment (see Note 10). Commercial operations commenced in January 2016. iBio CMO expects to operate on the basis of three parallel lines of business: (1) Development and manufacturing of third party products; (2) Development and production of iBio’s proprietary product(s) for treatment of fibrotic diseases; and (3) Commercial technology transfer services.